Equity-based compensation - Summary of Phantom Plan Award activity (Detail) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2021	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards, Granted	90,000
Number of awards, Forfeited	(900)
Number of awards, Vested		0
Bio Ventus LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards, Granted			1.3
Weighted average grant-date fair value, Granted				$ 0
Bio Ventus LLC [Member] | Other Phantom Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, Granted				$ 15.31
Bio Ventus LLC [Member] | Two Thousand and Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)			658
Number of awards, Granted			0
Number of awards, Converted to cash			0
Number of awards, Forfeited			0
Ending Balance (in shares)			658	658
Number of awards, Awards vested			658
Beginning balance (in dollars per share)			$ 5.72
Weighted average grant-date fair value, Granted			0
Weighted average grant-date fair value, Converted to cash			0
Weighted average grant-date fair value, Forfeited			0
Ending balance (in dollars per share)			5.72	$ 5.72
Weighted average grant-date fair value, Awards vested			$ 5.72
Bio Ventus LLC [Member] | Two Thousand and Twelve [Member] | Other Phantom Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)			0	2
Number of awards, Vested				2
Ending Balance (in shares)				0
Beginning balance (in dollars per share)			$ 0	$ 10.01
Weighted average grant-date fair value, Vested				10.01
Ending balance (in dollars per share)				$ 0
Bio Ventus LLC [Member] | Two Thousand and Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)			1,139
Number of awards, Granted			553
Number of awards, Converted to cash			(146)
Number of awards, Forfeited			(124)
Ending Balance (in shares)			1,422	1,139
Number of awards, Awards vested			495
Beginning balance (in dollars per share)			$ 10.24
Weighted average grant-date fair value, Granted			10.29
Weighted average grant-date fair value, Converted to cash			6.45
Weighted average grant-date fair value, Forfeited			12.98
Ending balance (in dollars per share)			10.41	$ 10.24
Weighted average grant-date fair value, Awards vested			$ 8.15
Bio Ventus LLC [Member] | Two Thousand and Fifteen [Member] | Other Phantom Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)			927	667
Number of awards, Vested				147
Ending Balance (in shares)				927
Beginning balance (in dollars per share)			$ 11.62	$ 12.71
Weighted average grant-date fair value, Vested				10.81
Ending balance (in dollars per share)				$ 11.62